DEBT INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 1) $ in Millions	12 Months Ended
Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Beginning balance	$ 2,574,546
New assets purchased	5,037,857
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(5,604,114)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments	386,034
Ending balance	2,394,323
ECL [Member]
Disclosure of financial assets [line items]
Beginning balance	324
New assets purchased	634
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(705)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments	5
Ending balance	258
Expected Credit Losses Stage1 [Member]
Disclosure of financial assets [line items]
Beginning balance	2,574,546
New assets purchased	5,037,857
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(5,604,114)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments	386,034
Ending balance	2,394,323
Expected Credit Losses Stage1 [Member] | ECL [Member]
Disclosure of financial assets [line items]
Beginning balance	324
New assets purchased	634
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)	(705)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments	5
Ending balance	258
Expected Credit Losses Stage2 [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments
Ending balance
Expected Credit Losses Stage2 [Member] | ECL [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments
Ending balance
Expected Credit Losses Stage3 [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments
Ending balance
Expected Credit Losses Stage3 [Member] | ECL [Member]
Disclosure of financial assets [line items]
Beginning balance
New assets purchased
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Assets derecognised or matured (excluding write offs)
Changes due to modifications not derecognised
Writte-off
Foreign Exchange adjustments
Ending balance